Description of Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 28, 2022
Debt Instrument [Line Items]
Net loss	$ 126,247	$ 67,159	$ 43,910
Net cash used in operating activities	117,750	52,678	44,353
Capital expenditures	31,490	9,855	$ 6,841
Accumulated deficit	(280,569)	(154,322)
Term debt and notes payable	84,151	29,810
Cash and cash equivalents	78,963	9,743
Marketable securities	103,689	$ 100,334
Cash and marketable securities	182,652
Subsequent Event
Debt Instrument [Line Items]
Subscription agreements				$ 81,100
Term debt and notes payable
Debt Instrument [Line Items]
Term debt and notes payable	$ 84,104